DWS Digital Horizons Fund Annual Fund Operating Expenses - DWS Digital Horizons Fund	Apr. 29, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.42%	[2]
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.25%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%	[2]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	0.95%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%	[2]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	0.95%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective February 14, 2025.
[2]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.46%, 0.46% and 0.49% for Class A, Institutional Class and Class S, respectively, had proxy expenses been included.